Equity-based Arrangements (Details) FRw in Millions, $ in Millions		1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2021 shares	Aug. 16, 2021 shares	Aug. 04, 2020 USD ($) shares	Aug. 04, 2020 RWF (FRw) shares	Jul. 31, 2019 USD ($) shares	Nov. 15, 2018 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares
Equity-based Arrangements (Details) [Line Items]
Vesting period								9 months 18 days	1 year 6 months
2020 Equity plan [Member]
Equity-based Arrangements (Details) [Line Items]
Grant date fair value (in Dollars) | $			$ 6.0
2020 Equity plan [Member] | Restricted Stock Units (RSUs) [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized			7,746	7,746
Grant date fair value (in Dollars) | $			$ 5.8
Shares accelerated in period	1,372
Accelerated equity-based compensation expense (in Dollars) | $							$ 1.0
Cancelled in period		4,921
Forfeited in period		1,472
Expense (in Rwanda Francs) | FRw				FRw 0.2
2020 Equity plan [Member] | Common Class A Awards [Member]
Equity-based Arrangements (Details) [Line Items]
Equity-based compensation expense (in Dollars) | $							5.5
AgileThought, LLC [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized					3,150
Grant date fair value (in Dollars) | $					$ 1.2
AgileThought, LLC [Member] | Share Based Payment Award Performance Period One [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized					1,050
AgileThought, LLC [Member] | Performance Period Two [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized					1,050
AgileThought, LLC [Member] | Performance Period Two [Member] | Performance Shares [Member] | Share-based Payment Arrangement, Tranche One [Member]
Equity-based Arrangements (Details) [Line Items]
Award vesting					50.00%
Award payment term					60 days
AgileThought, LLC [Member] | Performance Period Two [Member] | Performance Shares [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Equity-based Arrangements (Details) [Line Items]
Award vesting					50.00%
Award payment term					60 days
AgileThought, LLC [Member] | Share Based Payment Award Performance Period Three [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized					1,050
AgileThought, LLC [Member] | Share Based Payment Award Performance Period Three [Member] | Performance Shares [Member] | Share-based Payment Arrangement, Tranche One [Member]
Equity-based Arrangements (Details) [Line Items]
Award vesting					50.00%
Award payment term					60 days
AgileThought, LLC [Member] | Share Based Payment Award Performance Period Three [Member] | Performance Shares [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Equity-based Arrangements (Details) [Line Items]
Award vesting					50.00%
Award payment term					60 days
4th Source [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized						8,394
Grant date fair value (in Dollars) | $						$ 2.9
Compensation expense (in Dollars) | $										$ 1.4	$ 1.2
4th Source [Member] | Share Based Payment Award Performance Period One [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized						3,222
4th Source [Member] | Performance Period Two [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized						4,528
4th Source [Member] | Share Based Payment Award Performance Period Three [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized						644
Agile Thought Inc Management Performance Share Plan [Member] | Performance Shares [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized											1,232
Forfeited in period		1,232
Company recognized expense (in Dollars) | $											$ 0.4
2017 AN Management Stock Compensation Plan [Member] | Restricted Stock Units (RSUs) [Member]
Equity-based Arrangements (Details) [Line Items]
Forfeited in period		1,880
AT PIP [Member]
Equity-based Arrangements (Details) [Line Items]
Unrecognized stock-based compensation (in Dollars) | $							0.6	$ 0.6	$ 6.4
Senior Employees [Member] | 2020 Equity plan [Member] | Restricted Stock Units (RSUs) [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized			7,465	7,465
Director [Member] | 2020 Equity plan [Member] | Restricted Stock Units (RSUs) [Member]
Equity-based Arrangements (Details) [Line Items]
Number of shares authorized			300	300
Equity-based compensation expense (in Dollars) | $							$ 0.1	$ 0.2